NON-CONTROLLING INTEREST	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
NON-CONTROLLING INTEREST

NOTE 26. NON-CONTROLLING INTEREST

The table below summarize the Company’s non-controlling interest as of the periods presented (in thousands):

Saugatuck and subsidary
Non-controlling interest as of April 1, 2023	$(650)
Net loss attributable to non-controlling interest	(43)
Non-controlling interest as of March 31, 2024	$(693)
Net loss attributable to non-controlling interest	(11)
Non-controlling interest as of March 31, 2025	$(704)
Net loss attributable to non-controlling interest	(1)
Non-controlling interest as of March 31, 2026	$(705)

The Company held 70% interest in Saugatuck and subsidiary through SalvaRx. Saugatuck and subsidiary includes Saugatuck and its wholly-owned subsidiary, Saugatuck Rx LLC.